Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value of Financial Instruments
Note 7 Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or if none exists, the most advantageous market, for the specific asset or liability at the measurement date (the exit price). The fair value is based on assumptions that market participants would use when pricing the asset or liability. The fair values are assigned a level within the fair value hierarchy, depending on the source of the inputs into the calculation, as follows:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.

•	Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
The carrying amounts of cash and equivalents, accounts receivable, contract assets, contract liabilities, and accounts payable approximate fair values due to the short-term maturities of these financial instruments.
Warrant and Derivative Liabilities
As a result of the Tailwind Two Merger, the fair value measurements related to warrants and derivatives during the three months ended March 31, 2022 were primarily based on the quoted market price of Terran Orbital Corporation’s common stock and Public Warrants.
The final fair values of the Inducement Warrants, Combination Equity and FP Combination Equity were based on the number of shares of Terran Orbital Corporation common stock issued as part of the Tailwind Two Merger and the price per share of Terran Orbital Corporation’s common stock as of the Tailwind Two Merger and represent Level 1 fair value measurements.
The fair value of the Public Warrants was based on the quoted market price of the Public Warrants as of each valuation date and represents a Level 1 fair value measurement. As the Private Placement Warrants are similar to the Public Warrants, the fair value of the Private Placement Warrants was based on the quoted market price of the Public Warrants as of each valuation date and represents a Level 2 fair value measurement.
The fair values of the Combination Warrants and FP Combination Warrants were derived using the Black-Scholes option pricing model and a lattice model, respectively, with the following significant inputs and assumptions as of the valuation date: (i) the price per share of Terran Orbital Corporation’s common stock, (ii) the exercise price, (iii) the risk-free interest rate, (iv) the dividend yield, (v) the contractual term, and (vi) the estimated volatility. In addition, as a result of the FP Combination Warrants put feature, the valuation also considers counterparty credit spread based on an estimated credit rating of CCC and below. The resulting fair values represent Level 3 fair value measurements.
Long-term Debt
The following table presents the total net carrying amount and estimated fair value of the Company’s long-term debt instruments, excluding finance leases, as of the dates presented:

	March 31, 2022		December 31, 2021
(in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$91,264	$173,524	$115,095	$124,221
PIPE Investment Obligation	11,131	25,075	—	—
As of March 31, 2022, the fair value of the Company’s long-term debt related to the Francisco Partners Facility, Lockheed Martin Rollover Debt, and Beach Point Rollover Debt was estimated using a lattice model with the following significant inputs and assumptions: (i) time to maturity, (ii) coupon rate, (iii) discount rate based on an estimated credit rating of CCC and below, (iv) risk-free interest rate, and (v) contractual features such as prepayment options, call premiums and default provisions. The fair value of long-term debt related to the PIPE Investment Obligation was estimated using the discounted cash flow valuation method applied to the sixteen quarterly payments using a discount rate based on a risk-free rate derived from constant maturity yields ranging plus a credit risk derived from an estimated credit rating of CCC and below. The resulting fair values represent Level 3 fair value measurements.

Note 7 Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or if none exists, the most advantageous market, for the specific asset or liability at the measurement date (the exit price). The fair value is based on assumptions that market participants would use when pricing the asset or liability. The fair values are assigned a level within the fair value hierarchy, depending on the source of the inputs into the calculation, as follows:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.

•	Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
The carrying amounts of cash and equivalents, accounts receivable, contract assets, contract liabilities, and accounts payable approximate fair values due to the short-term maturities of these financial instruments. Additionally, the carrying amount of the PPP Loan approximated fair value due to the short-term maturity and nominal interest rate.
Warrant and Derivative Liabilities
The fair values of the Company’s warrant and derivative liabilities are largely based on the fair value of the Company’s common stock. In the absence of a public market for the Company’s common stock, the valuation of the Company’s common stock has been determined using an option pricing model, which is used to allocate the total enterprise value of the Company to the different classes of equity as of the valuation date. The significant assumptions used in the option pricing model include: (i) total enterprise value of the Company based on the guideline publicly-traded company method, guideline transaction method, market calibration method and discounted cash flow method; (ii) liquidation preferences, conversion values, and participation thresholds of different equity classes; (iii) probability-weighted time to a liquidity event; (iv) expected volatility based upon the historical and implied volatility of common stock for the Company’s selected peers; (v) expected dividend yield of zero as the Company does not have a history or plan of declaring dividends on its common stock; (vi) risk-free interest rate based on U.S. treasury bonds with a zero-coupon
rate, (vii) implied valuation, timing, and probability of the Tailwind Two Merger; and (viii) a discount for the lack of marketability of the Company’s common stock. The resulting fair values represent a Level 3 fair value measurement. If the Company becomes a publicly traded entity, these estimates will no longer be necessary to determine the fair value of the Company’s common stock as there will be a public market for the underlying shares.
The fair value of the Inducement Warrants was derived using a lattice model with the following significant inputs and assumptions as of the valuation date: (i) the estimated value of the Company’s common stock using the option pricing model described above, (ii) the exercise price, (iii) the risk-free interest rate, (iv) the dividend yield, (v) the remaining contractual term, (vi) the estimated volatility, (vii) the estimated counterparty credit spread based on an estimated credit rating of CCC and below, (viii) the implied valuation, timing, and probability of closing the Tailwind Two Merger, and (ix) a discount for the lack of marketability of the Company’s common stock. The resulting fair values represent Level 3 fair value measurements.
The fair values of the
Pre-Combination
Warrants and FP
Pre-Combination
Warrants were derived using the option pricing model as described above. Accordingly, the fair values represent a Level 3 fair value measurements.
Contingently Issuable Warrants and Equity
The Company’s contingently issuable warrants and equity represent derivatives issued and outstanding for accounting purposes but are contingently issuable upon closing of the Tailwind Two Merger.
The fair values of the Combination Warrants and FP Combination Warrants were derived using the Black-Scholes option pricing model and a lattice model, respectively, with the following significant inputs and assumptions as of the valuation date: (i) the price per share of Tailwind Two’s common stock, (ii) the exercise price, (iii) the risk-free interest rate, (iv) the dividend yield, (v) the contractual term, (vi) the estimated volatility, (vii) the probability of closing the Tailwind Two Merger, and (viii) the estimated redemption rate of Tailwind Two’s public shareholders. In addition, as a result of the FP Combination Warrants put feature, the valuation also considers counterparty credit spread based on an estimated credit rating of CCC and below. The resulting fair values represent Level 3 fair value measurements.
The fair values of the Combination Equity and FP Combination Equity were derived using the following significant inputs and assumptions as of the valuation date: (i) the price per share of Tailwind Two’s common stock, (ii) the probability of closing the Tailwind Two Merger, and (iii) the estimated redemption rate of Tailwind Two’s public shareholders. The resulting fair values represent a Level 3 fair value measurement.
The assumptions underlying the above valuations represented the Company’s best estimate, which involved inherent uncertainties and the application of the Company’s judgment. If the Company had used different assumptions or estimates, the fair values above could have been materially different.
Long-term Debt
The following table presents the total net carrying amount and estimated fair value of the Company’s long-term debt instruments, excluding finance leases and the PPP Loan, as of the periods presented:

	December 31, 2021		December 31, 2020
(in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$115,095	$124,221	$34,446	$106,679
As of December 31, 2021, the fair value of the Company’s long-term debt was related to the
Pre-Combination
Notes and the Senior Secured Notes due 2026. For each instrument, the fair value was determined using a lattice model with the following significant inputs and assumptions: (i) time to maturity, (ii) coupon rate, (iii) discount rate based on an estimated credit rating of CCC and below, (iv) risk-free interest rate, (v) contractual features such as prepayment options, call premiums and default provisions, and (vi) probability of a liquidity event. The resulting fair values represent Level 3 fair value measurements.
As of December 31, 2020, the fair value of the Company’s long-term debt was related to the Convertible Notes due 2028. Due to the conversion feature of the Convertible Notes due 2028, the estimated fair value of the Convertible Notes due 2028 was determined using a lattice model with consideration of the value of the Company’s common stock as described above. The fair value of the Convertible Notes due 2028 represents a level 3 fair value measurement.

Tailwind Two Acquisition Corp [Member]
Fair Value of Financial Instruments
NOTE 9. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments—Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2021, assets held in the Trust Account were comprised of $1,188 in cash and $345,088,635 in U.S. Treasury securities. During the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the gross holding gain and fair value of held-to-maturity
securities at December 31, 2021:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2021	U.S. Treasury Securities (Mature on 01/04/2022) (1)	$345,088,635	$1,365	$345,090,000

(1)
On January 4, 2022, the U.S. Treasury Securities matured and were reinvested on similar instruments. As of the date of these financial statements, the U.S. Treasury Securities held by the company are set to mature on May 19, 2022.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Liabilities:
Warrant Liability – Public Warrants	1	$9,775,000
Warrant Liability – Private Placement Warrants	2	$6,630,000
Initially, the Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. The subsequent measurements of the Private Placement Warrants after the detachment of the Public Warrants from the Units are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.
The following table presents the changes in the fair value of warrant liabilities (level 3 measurements):

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 9, 2021	7,644,000	11,270,000	18,914,000
Change in fair value	156,000	230,000	386,000

Transfer to Level 1	—	(11,500,000)	(11,500,000)
Transfer to Level 2	(7,800,000)	—	(7,800,000)

Fair value as of December 31, 2021	$—	$—	$—

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a
Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $11,500,000. The estimated fair value of the Private Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement during the year ended December 31, 2021 was $7,800,000.